INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS

	1 January				31 December
	2021	Additions(*)	Disposals	Transfer	2021

Cost:
Acquired software and rights	89,761	14,563	(833)	896	104,387
Website development costs (**)	152,777	158,833	—	—	311,610
Other	1,446	1,556	(11)	(896)	2,095

Total	243,984	174,952	(844)	—	418,092

Accumulated amortization:
Acquired software and rights	(68,118)	(12,770)	660	—	(80,228)
Website development costs	(86,479)	(48,587)	—	—	(135,066)

Total	(154,597)	(61,357)	660	—	(215,294)

Net book value	89,387				202,798
(*)	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021.
(**)	Website development costs include projects under development amounting to TRY 16,417 thousand (2020: TRY 12,270 thousand) which are not amortised yet as of 31 December 2021.

	1 January			31 December
	2020	Additions	Disposals	2020

Cost:
Acquired software and rights	80,154	9,607	—	89,761
Website development costs	90,013	62,764	—	152,777
Other	1,586	—	(140)	1,446

Total	171,753	72,371	(140)	243,984

Accumulated amortization:
Acquired software and rights	(56,837)	(11,281)	—	(68,118)
Website development costs	(51,568)	(34,911)	—	(86,479)

Total	(108,405)	(46,192)	—	(154,597)

Net book value	63,348			89,387

There is no collateral, pledge or mortgage on intangible assets as of 31 December 2021 (2020: None).